Submission	Mar. 05, 2026
Submission [Line Items]
Central Index Key	0000733099
Registrant Name	ROGERS COMMUNICATIONS INC
Form Type	F-10
Submission Type	F-10
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A